Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2018
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jun. 28, 2018
Document Effective Date	Jun. 28, 2018
Prospectus Date	Jun. 28, 2018
Pzena Mid Cap Value Fund | Investor Class
Prospectus:
Trading Symbol	PZVMX
Pzena Mid Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	PZIMX
Pzena Small Cap Value Fund | Investor Class
Prospectus:
Trading Symbol	PZVSX
Pzena Small Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	PZISX
Pzena Emerging Markets Value Fund | Investor Class
Prospectus:
Trading Symbol	PZVEX
Pzena Emerging Markets Value Fund | Institutional Class
Prospectus:
Trading Symbol	PZIEX
Pzena Long/Short Value Fund | Investor Class
Prospectus:
Trading Symbol	PZVLX
Pzena Long/Short Value Fund | Institutional Class
Prospectus:
Trading Symbol	PZILX
Pzena International Small Cap Value Fund | Investor Class
Prospectus:
Trading Symbol	PZVIX
Pzena International Small Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	PZIIX